Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
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Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value

Acquisitions in 2018

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	–	40.3	40.3
Property, plant and equipment	3.1	–	3.1
Cash	5.0	–	5.0
Trade receivables due within one year	43.7	–	43.7
Other current assets	20.3	–	20.3
Total assets	72.1	40.3	112.4
Current liabilities	(42.8)	–	(42.8)
Trade and other payables due after one year	(2.4)	(13.5)	(15.9)
Deferred tax liabilities	–	(9.9)	(9.9)
Provisions	–	(0.4)	(0.4)
Total liabilities	(45.2)	(23.8)	(69.0)
Net assets	26.9	16.5	43.4
Non-controlling interests			(6.3)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(3.1)
Goodwill			141.6
Consideration			175.6
Consideration satisfied by:
Cash			127.4
Payments due to vendors			48.2

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £65.3 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material. There were no material acquisitions completed between 31 December 2018 and the date the financial statements have been authorised for issue.

Acquisitions in 2017

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	0.8	79.0	79.8
Property, plant and equipment	5.5	–	5.5
Cash	28.9	–	28.9
Trade receivables due within one year	74.4	–	74.4
Other current assets	20.1	–	20.1
Total assets	129.7	79.0	208.7
Current liabilities	(76.0)	–	(76.0)
Trade and other payables due after one year	(10.2)	(20.5)	(30.7)
Deferred tax liabilities	–	(16.8)	(16.8)
Provisions	(0.1)	(4.8)	(4.9)
Total liabilities	(86.3)	(42.1)	(128.4)
Net assets	43.4	36.9	80.3
Non-controlling interests			(13.9)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(5.7)
Goodwill			314.3
Consideration			375.0
Consideration satisfied by:
Cash			213.7
Payments due to vendors			161.3

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £63.9 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material.

Acquisitions in 2016

The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	10.5	319.1	329.6
Property, plant and equipment	20.6	–	20.6
Cash	57.1	–	57.1
Trade receivables due within one year	249.5	–	249.5
Other current assets	78.0	–	78.0
Total assets	415.7	319.1	734.8
Current liabilities	(299.4)	(2.8)	(302.2)
Trade and other payables due after one year	(40.4)	(59.5)	(99.9)
Deferred tax liabilities	–	(96.1)	(96.1)
Provisions	(0.1)	(11.5)	(11.6)
Bank loans	(144.4)	–	(144.4)
Total liabilities	(484.3)	(169.9)	(654.2)
Net assets	(68.6)	149.2	80.6
Non-controlling interests			(15.0)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(98.5)
Goodwill			799.3
Consideration			766.4
Consideration satisfied by:
Cash			423.3
Payments due to vendors			343.1

Goodwill arising from acquisitions represents the value of synergies with our existing portfolio of businesses and skilled staff to deliver services to our clients. Goodwill that is expected to be deductible for tax purposes is £54.8 million.

Non-controlling interests in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets.

The contribution to revenue and operating profit of acquisitions completed in the year was not material.